FRESNILLO OBLIGATION	12 Months Ended
Dec. 31, 2021
FRESNILLO OBLIGATION
FRESNILLO OBLIGATION
14.	FRESNILLO OBLIGATION

Pursuant to the terms of the Layback Agreement (note 9(a)), we agreed to pay Fresnillo total cash consideration of US$62.8 million through a staged payment schedule:

i.	US$25 million upon closing of the transaction (paid February 22, 2021);
ii.	US$15 million upon the earlier of December 1, 2022, and 12 months following the commencement of commercial production at the Camino Rojo Project; and
iii.	US$22.8 million upon the earlier of December 1, 2023, and 24 months following the commencement of commercial production at the Camino Rojo Project.

The amounts payable after February 22, 2021, bear interest at 5% per annum, payable quarterly. We capitalize the interest on this loan to “Mineral properties and related construction”. During the year ended December 31, 2021, we capitalized $1.7 million (year ended December 31, 2020 – nil) (note 9(c)).

Total
At January 1, 2021	$—
Initial recognition	37,800
Accretion during the period, capitalized (note 9(c))	1,654
Cash interest paid	(1,654)
At December 31, 2021	$37,800

Current	15,000
Non-current	22,800
$37,800